Subsequent events	6 Months Ended
Sep. 30, 2025
Subsequent events
Subsequent events
13	Subsequent events
Türkiye spectrum auction
On 16 October 2025, Vodafone Türkiye acquired

100 MHz of spectrum in a 5G auction conducted by the Information and Communication Technologies Authority (‘ICTA’) for a total cost of US$
627
 million (
€
539
million).
The spectrum will be available from April 2026 and has a licence duration of almost 17 years (expiring on 31 December 2042). Payments will be phased over three financial years, with three instalments of US$209 million (
€
180 million) due in January 2026, December 2026 and May 2027.
Acquisition of Skaylink
On 30 October 2025, the Group announced that it had entered into a binding agreement to acquire 100% of Skaylink GmbH (‘Skaylink’) for a total consideration of
€
175 million. Skaylink is a full-service cloud, digital transformation and security specialist with offices throughout Germany and across Europe.
Completion of the transaction is expected by the end of March 2026, subject to the receipt of necessary regulatory approvals.
Share buyback programme
On 11 November 2025, the Group commenced a programme to repurchase its ordinary share capital up to a maximum consideration of
€
500 million.